Long-Term Bank Loans	12 Months Ended
Sep. 30, 2025
Long-Term Bank Loans [Abstract]
LONG-TERM BANK LOANS

NOTE 12 — LONG-TERM BANK LOANS

Long-term bank loans consist of the following:

		As of September 30,
	Note	2025	2024
Long-term bank loans:
LRC Bank	(1)	$2,107,038	$2,137,483
Less: current portion of long-term bank loans		(2,107,038)	-
Non-current portion of long-term bank loans		$-	$2,137,483

(1)	On November 23, 2023, a subsidiary of the Company, Jiangxi Universe, signed a loan agreement with LRC Bank to borrow RMB15 million (equivalent to approximately $2.1 million) as working capital for two years, with the maturity date on November 14, 2025. The fixed interest rate of the loan was 3.95% per annum. The Company pledged buildings of Jiangxi Universe as collateral to guarantee this loan. The loan was subsequently fully repaid upon maturity.

For the above-mentioned loans, the Company recorded a total interest expense of $289,385, $304,516 and $190,184 for the years ended September 30, 2025, 2024 and 2023, respectively.